UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03726

Dreyfus New York Tax Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5%
New York - 99.8%
Build New York City Resource
Corporation,
Queens College, Revenue Bonds,
Refunding (Q Student Residences,
LLC Project) Ser. A	5.00	6/1/2043	1,350,000		1,503,698
Build New York City Resource
Corporation,
Queens College, Revenue Bonds,
Refunding (Q Student Residences,
LLC Project) Ser. A	5.00	6/1/2038	1,000,000		1,125,840
Dutchess County Local Development
Corporation,
Revenue Bonds (Health Quest
Systems Incorporated Project) Ser. B	4.00	7/1/2041	2,000,000		2,010,060
Dutchess County Local Development
Corporation,
Revenue Bonds (Health Quest
Systems Incorporated Project) Ser. B	5.00	7/1/2035	4,280,000		4,828,653
Glen Cove Local Economic Assistance
Corporation,
Revenue Bonds (Garvies Point Public
Improvement Project) Ser. B	0.00	1/1/2045	18,600,000	[a]	4,757,322
Hempstead Town Local Development
Corporation,
Revenue Bonds (Molloy College
Project)	5.70	7/1/2019	1,500,000	[b]	1,520,355
Hempstead Town Local Development
Corporation,
Revenue Bonds, Refunding (Molloy
College Project)	5.00	7/1/2039	1,200,000		1,315,476
Hudson Yards Infrastructure
Corporation,
Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	3,000,000		3,407,310
Hudson Yards Infrastructure
Corporation,
Senior Revenue Bonds, Ser. A	5.75	2/15/2047	2,110,000		2,262,722
Hudson Yards Infrastructure
Corporation,
Senior Revenue Bonds, Ser. A	5.75	2/15/2021	3,390,000	[b]	3,662,725
Long Island Power Authority,
Electric System General Revenue
Bonds	5.00	9/1/2047	3,000,000		3,361,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
Long Island Power Authority,
Electric System General Revenue
Bonds, Refunding, Ser. B	5.00	9/1/2036	6,000,000		6,823,320
Long Island Power Authority,
Electric System General Revenue
Bonds, Refunding, Ser. B	5.00	9/1/2045	3,000,000		3,344,610
Long Island Power Authority,
Electric System General Revenue
Bonds, Refunding, Ser. B	5.00	9/1/2034	3,300,000		3,712,830
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue Bonds
(Climate Bond Certified) Ser. A	5.00	11/15/2038	5,920,000		6,797,581
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue Bonds
(Climate Bond Certified) Ser. A	5.00	11/15/2037	9,825,000		11,318,302
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue Bonds,
Refunding, Ser. A	5.00	11/15/2027	12,000,000		13,350,720
Metropolitan Transportation Authority,
Revenue Bonds (Hudson Rail Yards
Trust Obligations) Ser. A	5.00	11/15/2051	10,000,000		10,594,000
Metropolitan Transportation Authority,
Revenue Bonds Ser. E	5.00	11/15/2043	11,760,000		12,780,768
Metropolitan Transportation Authority,
Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	3,000,000		3,356,460
Metropolitan Transportation Authority,
Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2035	2,500,000		2,796,550
Metropolitan Transportation Authority,
Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2027	4,370,000		4,790,394
Metropolitan Transportation Authority,
Revenue Bonds, Ser. B	5.25	11/15/2036	7,210,000		8,038,285
Metropolitan Transportation Authority,
Revenue Bonds, Ser. C	5.00	11/15/2041	6,690,000		7,211,485
Metropolitan Transportation Authority,
Revenue Bonds, Ser. C	5.00	11/15/2022	4,045,000	[b]	4,546,014
Metropolitan Transportation Authority,
Revenue Bonds, Ser. C1	5.00	11/15/2046	10,000,000		10,999,300
Metropolitan Transportation Authority,
Revenue Bonds, Ser. C1	5.00	11/15/2022	1,405,000	[b]	1,579,023
Metropolitan Transportation Authority,
Revenue Bonds, Ser. D1	5.25	11/15/2044	5,000,000		5,624,250
Monroe County Industrial Development
Corporation,
Revenue Bonds (The Rochester
General Hospital Projects)	5.00	12/1/2046	2,500,000		2,742,100

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
Monroe County Industrial Development
Corporation,
Revenue Bonds, Refunding
(University of Rochester Project) Ser.
A	5.00	7/1/2037	1,000,000	1,152,390
Monroe County Industrial Development
Corporation,
Revenue Bonds, Refunding
(University of Rochester Project) Ser.
A	5.00	7/1/2035	800,000	930,216
New York City,
GO, Refunding, Ser. A	5.00	8/1/2032	2,000,000	2,278,660
New York City,
GO, Refunding, Ser. A	5.00	8/1/2032	13,000,000	15,085,980
New York City,
GO, Refunding, Ser. A	5.00	8/1/2027	10,000,000	11,847,200
New York City,
GO, Refunding, Ser. A	5.00	8/1/2030	3,000,000	3,432,780
New York City,
GO, Refunding, Ser. A	5.00	8/1/2031	1,735,000	1,981,491
New York City,
GO, Refunding, Ser. C	5.00	8/1/2034	10,885,000	12,343,481
New York City,
GO, Refunding, Ser. C	5.00	8/1/2032	3,820,000	4,358,849
New York City,
GO, Refunding, Ser. F	5.00	8/1/2029	5,935,000	6,443,926
New York City,
GO, Ser. A1	5.00	8/1/2023	9,020,000	9,731,047
New York City,
GO, Ser. A1	5.00	8/1/2037	5,000,000	5,696,050
New York City,
GO, Ser. D	5.00	11/1/2019	5,000	5,014
New York City,
GO, Ser. D1	5.00	10/1/2032	5,745,000	6,181,563
New York City,
GO, Ser. E	5.00	8/1/2027	8,825,000	9,226,449
New York City,
GO, Ser. F1	5.00	3/1/2029	6,645,000	7,405,587
New York City,
GO, Ser. F1	5.00	4/1/2035	3,500,000	4,110,225
New York City,
GO, Ser. F1	5.00	4/1/2034	3,000,000	3,542,760
New York City Educational
Construction Fund,
Revenue Bonds, Ser. A	6.50	4/1/2026	4,220,000	4,620,773
New York City Housing Development
Corporation,
Revenue Bonds, Ser. B2	5.00	7/1/2026	3,440,000	3,837,974

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee
Stadium Project) (Insured; FGIC)	5.00	3/1/2031	10,810,000		10,887,183
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
Bonds Refunding (Transportation
Infrastructure Properties, LLC
Obligated Group) Ser. A	5.00	7/1/2028	5,000,000		5,348,900
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds	5.00	6/15/2031	5,000,000		5,337,650
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds	5.00	6/15/2026	7,250,000		7,764,822
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Refunding, Ser. AA	5.00	6/15/2021	20,000,000	[b]	21,558,400
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Refunding, Ser. HH	5.00	6/15/2039	5,000,000		5,636,950
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Ser. AA	5.00	6/15/2044	20,000,000		22,041,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Ser. DD	5.00	6/15/2047	4,000,000		4,508,720
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Ser. EE	5.25	6/15/2040	10,000,000		10,096,300
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds,
Ser. FF2	5.50	6/15/2040	11,025,000		11,140,762

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Ser. S1	5.00	7/15/2043	8,185,000		9,082,240
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Ser. S2	5.00	7/15/2040	5,000,000		5,606,100
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Ser. S3	5.00	7/15/2043	8,760,000		10,000,328
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	5,000,000		5,559,150
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds, Ser. A1	5.00	8/1/2030	11,665,000		13,341,377
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds, Ser. A2	5.00	8/1/2039	25,000,000		28,546,750
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds, Ser. D1	5.00	2/1/2036	5,000,000		5,611,750
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds, Ser. D1	5.00	2/1/2033	5,210,000		5,880,944
New York Convention Center
Development Corporation,
Revenue Bonds, Refunding (Hotel
Unit Fee Secured) (Credit Support
Agreement; SONYMA)	5.00	11/15/2040	3,250,000		3,677,602
New York Convention Center
Development Corporation,
Senior Lien Revenue Bonds (Hotel
Unit Fee Secured) Ser. A	0.00	11/15/2050	15,880,000	[a]	4,384,627
New York Convention Center
Development Corporation,
Subordinated Lien Revenue Bonds
(Hotel Unit Fee Secured) Ser. B	0.00	11/15/2046	7,220,000	[a]	2,242,388
New York Counties Tobacco Trust I,
Tobacco Pass Through Revenue
Bonds, Ser. A	6.50	6/1/2035	260,000		260,049
New York Counties Tobacco Trust V,
Capital Appreciation Pass Through
Revenue Bonds, Ser. 2	0.00	6/1/2050	40,000,000	[a]	5,166,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
New York Counties Tobacco Trust V,
Capital Appreciation Pass Through
Revenue Bonds, Ser. 3	0.00	6/1/2055	50,000,000	[a]	3,227,500
New York Liberty Development
Corporation,
Liberty Revenue Bonds, Refunding (3
World Trade Center Project) Ser. 1	5.00	11/15/2044	10,000,000	[c]	10,426,700
New York Liberty Development
Corporation,
Liberty Revenue Bonds, Refunding (4
World Trade Center Project)	5.00	11/15/2044	10,000,000		10,661,300
New York Liberty Development
Corporation,
Liberty Revenue Bonds, Refunding (7
World Trade Center Project)	5.00	9/15/2040	5,000,000		5,423,000
New York Liberty Development
Corporation,
Revenue Bonds, Refunding (Goldman
Sachs Headquarters)	5.25	10/1/2035	5,650,000		6,942,381
New York State Dormitory Authority,
Mortgage Hospital Revenue Bonds
(Hospital for Special Surgery)
(Collateralized; FHA)	6.25	8/15/2019	2,915,000	[b]	2,975,661
New York State Dormitory Authority,
Revenue Bonds (Barnard College)
(Insured; National Public Finance
Guarantee Corp.) Ser. A	5.00	7/1/2037	1,010,000		1,012,717
New York State Dormitory Authority,
Revenue Bonds (Cornell University)
Ser. C	5.00	7/1/2037	6,035,000		6,275,676
New York State Dormitory Authority,
Revenue Bonds (Fashion Institute of
Technology Student Housing
Corporation) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/2020	4,490,000		4,656,354
New York State Dormitory Authority,
Revenue Bonds (Memorial Sloan-
Kettering Cancer Center)	5.00	7/1/2036	2,250,000		2,434,365
New York State Dormitory Authority,
Revenue Bonds (Memorial Sloan-
Kettering Cancer Center) (Insured;
National Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	7/1/2028	18,335,000	[a]	15,243,536
New York State Dormitory Authority,
Revenue Bonds (Memorial Sloan-
Kettering Cancer Center) (Insured;
National Public Finance Guarantee
Corp.) Ser. C	5.75	7/1/2020	3,000,000		3,164,940

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
New York State Dormitory Authority,
Revenue Bonds (Mount Sinai Hospital
Obligated Group) Ser. A	5.00	7/1/2026	8,395,000		8,734,326
New York State Dormitory Authority,
Revenue Bonds (Mount Sinai School
of Medicine of New York University)	5.50	7/1/2019	8,750,000	[b]	8,861,650
New York State Dormitory Authority,
Revenue Bonds (New York University
Hospitals Center) Ser. A	5.63	7/1/2020	3,500,000	[b]	3,686,725
New York State Dormitory Authority,
Revenue Bonds (New York
University) (Insured; National Public
Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	33,625,000		40,180,530
New York State Dormitory Authority,
Revenue Bonds (New York
University) Ser. A	5.00	7/1/2036	2,000,000		2,295,940
New York State Dormitory Authority,
Revenue Bonds (State University of
New York Dormitory Facilities) Ser. A	5.00	7/1/2038	6,300,000		6,990,291
New York State Dormitory Authority,
Revenue Bonds (The Rockefeller
University) Ser. B	5.00	7/1/2038	7,230,000		7,914,609
New York State Dormitory Authority,
Revenue Bonds (The Rockefeller
University) Ser. C	5.00	7/1/2040	16,000,000		16,155,200
New York State Dormitory Authority,
Revenue Bonds, Refunding (Fordham
University) Ser. A	5.00	7/1/2041	1,200,000		1,341,684
New York State Dormitory Authority,
Revenue Bonds, Refunding (Icahn
School of Medicine at Mount Sinai)
Ser. A	5.00	7/1/2040	2,000,000		2,213,320
New York State Dormitory Authority,
Revenue Bonds, Refunding
(Memorial Sloan Kettering Cancer
Center) Ser. 1	5.00	7/1/2042	1,000,000		1,133,780
New York State Dormitory Authority,
Revenue Bonds, Refunding
(Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,000,000		1,137,970
New York State Dormitory Authority,
Revenue Bonds, Refunding
(Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000		2,291,360
New York State Dormitory Authority,
Revenue Bonds, Refunding (New
York University) Ser. A	5.00	7/1/2045	7,000,000		7,922,530
New York State Dormitory Authority,
Revenue Bonds, Refunding (North
Shore - Long Island Jewish Obligated
Group) Ser. A	5.00	5/1/2043	2,700,000		2,945,754

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
New York State Dormitory Authority,
Revenue Bonds, Refunding (Orange
Regional Medical Center Obligated
Group)	5.00	12/1/2040	1,200,000	[c]	1,293,684
New York State Dormitory Authority,
Revenue Bonds, Refunding (Orange
Regional Medical Center Obligated
Group)	5.00	12/1/2035	1,800,000	[c]	2,000,088
New York State Dormitory Authority,
Revenue Bonds, Refunding (Pratt
Institute) Ser. A	5.00	7/1/2039	1,500,000		1,664,220
New York State Dormitory Authority,
Revenue Bonds, Refunding (Pratt
Institute) Ser. A	5.00	7/1/2034	1,000,000		1,119,460
New York State Dormitory Authority,
Revenue Bonds, Refunding (Pratt
Institute) Ser. A	5.00	7/1/2044	1,500,000		1,656,405
New York State Dormitory Authority,
Revenue Bonds, Refunding (St. John's
University) Ser. A	5.00	7/1/2030	1,250,000		1,486,813
New York State Dormitory Authority,
Revenue Bonds, Refunding (State
University of New York Dormitory
Facilities) Ser. B	5.00	7/1/2037	1,000,000		1,131,790
New York State Dormitory Authority,
Revenue Bonds, Refunding (State
University of New York Dormitory
Facilities) Ser. B	5.00	7/1/2040	2,450,000		2,753,188
New York State Dormitory Authority,
Revenue Bonds, Refunding (State
University of New York Dormitory
Facilities) Ser. B	5.00	7/1/2036	2,000,000		2,271,040
New York State Dormitory Authority,
Revenue Bonds, Refunding (The New
School) Ser. A	5.00	7/1/2036	2,000,000		2,271,860
New York State Dormitory Authority,
Revenue Bonds, Refunding (The New
School) Ser. A	5.00	7/1/2040	5,590,000		6,220,161
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose) Ser. C	5.00	3/15/2031	8,620,000		9,788,096
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose) Ser. F	5.00	2/15/2039	3,840,000		4,298,534
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose) Ser. G	5.25	8/15/2036	2,625,000		2,835,735
New York State Dormitory Authority,
State Sales Tax Revenue Bonds, Ser. A	5.00	3/15/2044	7,000,000		7,699,300

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
New York State Dormitory Authority,
State Sales Tax Revenue Bonds, Ser. A	5.00	3/15/2043	7,500,000		8,258,625
New York State Dormitory Authority,
Third General Resolution Revenue
Bonds (State University Educational
Facilities Issue)	5.00	5/15/2029	3,000,000		3,286,440
New York State Environmental
Facilities Corporation,
State Clean Water and Drinking
Water Revolving Funds Revenue
Bonds (New York City Municipal
Water Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/2024	4,000,000		4,299,880
New York State Environmental
Facilities Corporation,
State Clean Water and Drinking
Water Revolving Funds Revenue
Bonds (New York City Municipal
Water Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/2041	15,000,000		17,013,000
New York State Environmental
Facilities Corporation,
State Revolving Funds Revenue
Bonds (Master Financing Program)
Ser. B	5.00	8/15/2037	4,025,000		4,357,747
New York State Environmental
Facilities Corporation,
State Revolving Funds Revenue
Bonds (Master Financing Program)
Ser. B	5.00	11/15/2031	6,000,000		6,863,460
New York State Mortgage Agency,
Mortgage Revenue Bonds, Ser. 39TH	5.00	4/1/2028	190,000		193,745
New York State Thruway Authority,
General Revenue Bonds Junior
Indebtedness Obligations, Ser. A	5.00	1/1/2041	2,500,000		2,789,350
New York State Thruway Authority,
General Revenue Bonds, Ser. I	5.00	1/1/2042	3,500,000		3,715,320
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Revenue Bonds, Ser. A	5.00	4/1/2020	6,000,000	[b]	6,220,440
New York State Urban Development
Corporation,
State Facilities Revenue Bonds
(Insured; National Public Finance
Guarantee Corp.)	5.70	4/1/2020	4,335,000		4,434,792
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2024	5,000,000		5,578,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2034	4,000,000		4,523,200
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project) Ser. A	5.00	7/1/2046	12,500,000		13,240,000
New York Transportation Development
Corporation,
Special Facility Revenue Bonds,
Refunding (Terminal One Group
Association, L.P. Project)	5.00	1/1/2023	2,250,000		2,473,020
New York Transportation Development
Corporation,
Special Facility Revenue Bonds,
Refunding (American Airlines, Inc.
John F. Kennedy International Airport
Project)	5.00	8/1/2021	1,100,000		1,161,281
New York Transportation Development
Corporation,
Special Facility Revenue Bonds,
Refunding (American Airlines, Inc.
John F. Kennedy International Airport
Project)	5.00	8/1/2026	1,800,000		1,885,770
Niagara Area Development
Corporation,
Solid Disposal Facility Revenue
Bonds, Refunding (Convanta Holding
Project) Ser. A	4.75	11/1/2042	3,000,000	[c]	2,978,730
Onondaga County Trust for Cultural
Resources,
Revenue Bonds, Refunding (Abby
Lane Housing Corporation Project)	5.00	5/1/2040	1,000,000		1,088,350
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds,
Refunding, Ser. 195th	5.00	10/1/2035	5,000,000		5,676,950
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds,
Refunding, Ser. 211th	5.00	9/1/2048	3,000,000		3,450,120
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
138rd	5.00	12/15/2026	5,000,000		5,788,550

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
163rd	5.00	7/15/2035	10,000,000	10,418,600
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
178th	5.00	12/1/2024	4,465,000	5,049,335
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
185th	5.00	9/1/2032	4,100,000	4,615,124
Port Authority of New York and New
Jersey,
Consolidated Revenue Bonds, Ser.
93rd	6.13	6/1/2094	15,000,000	17,810,850
Port Authority of New York and New
Jersey,
Special Project Revenue Bonds (JFK
International Air Terminal LLC
Project)	6.00	12/1/2036	5,000,000	5,293,450
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue Bonds,
Refunding, Ser. A	5.00	10/15/2031	5,000,000	5,757,400
Suffolk County Economic Development
Corporation,
Revenue Bonds (Catholic Health
Services of Long Island Obligated
Group Project)	5.00	7/1/2022	2,025,000	2,162,801
Suffolk County Economic Development
Corporation,
Revenue Bonds (Catholic Health
Services of Long Island Obligated
Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,592,590
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Revenue Bonds, Ser. B	6.00	6/1/2048	12,185,000	12,198,891
Tender Option Bond Trust Receipts
(Series 2016-XM0367),
(New York State Dormitory
Authority, Revenue Bonds (The
Rockefeller University)) Non-
recourse	5.00	12/29/2019	8,000,000[c,d,e]	8,322,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0376),
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue Bonds (New York
City Municipal Water Finance
Authority Projects)) Non-recourse	5.00	6/15/2021	5,000,000	[c,d,e]	5,597,900
Tender Option Bond Trust Receipts
(Series 2016-XM0376),
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue Bonds (New York
City Municipal Water Finance
Authority Projects)) Non-recourse	5.00	6/15/2021	5,000,000	[c,d,e]	5,606,650
Tender Option Bond Trust Receipts
(Series 2016-XM0381),
(New York State Dormitory
Authority, State Personal Income Tax
Revenue Bonds (General Purpose))
Non-recourse	5.00	2/15/2021	16,000,000	[c,d,e]	17,686,160
Tender Option Bond Trust Receipts
(Series 2016-XM0383),
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue Bonds) Non-recourse	5.00	6/15/2021	9,435,000	[c,d,e]	10,457,446
Triborough Bridge and Tunnel
Authority,
General Purpose Revenue Bonds, Ser.
B	5.50	1/1/2022	10,540,000	[b]	11,472,790
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds, Refunding
(LOC; State Street B&T Co., NA) Ser. C	1.70	1/1/2032	5,000,000	[d]	5,000,000
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds, Refunding
(MTA Bridges and Tunnels) Ser. A	5.00	1/1/2022	8,000,000	[b]	8,771,440
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds, Refunding
(MTA Bridges and Tunnels) Ser. B	5.00	11/15/2024	5,000,000		5,599,000
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds, Refunding
(MTA Bridges and Tunnels) Ser. B	5.00	11/15/2030	3,285,000		3,637,382

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 99.8% (continued)
Triborough Bridge and Tunnel
Authority,
Revenue Bonds (MTA Bridges &
Tunnels) Ser. C2	5.00	11/15/2042	3,000,000		3,438,870
Triborough Bridge and Tunnel
Authority,
Revenue Bonds, Refunding (MTA
Bridges and Tunnels) Ser. C	5.00	11/15/2037	10,000,000		11,789,000
TSASC,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	10,000,000		10,609,100
TSASC,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000		5,578,150
TSASC,
Tobacco Settlement Subordinate
Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	4,880,000		4,690,900
Utility Debt Securitization Authority,
Restructuring Revenue Bonds	5.00	12/15/2035	17,000,000		19,619,360
Utility Debt Securitization Authority,
Restructuring Revenue Bonds	5.00	12/15/2041	7,000,000		8,083,040
Utility Debt Securitization Authority,
Restructuring Revenue Bonds, Ser.
TE	5.00	12/15/2041	5,000,000		5,600,800
Westchester Tobacco Asset
Securitization,
Tobacco Settlement Senior Revenue
Bonds, Refunding, Ser. B	5.00	6/1/2041	8,010,000		8,451,992
					1,037,983,254
U.S. Related - .7%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds (Insured;
Assured Guaranty Municipal
Corporation) Ser. CC	5.25	7/1/2033	6,595,000		7,328,364
Total Long-Term Municipal Investments
(cost $1,007,084,130)					1,045,311,618

Short-Term Municipal Investments - .8%
New York - .8%
New York City,
GO (SPA; Barclays Bank PLC) Ser. B5
(cost $8,760,000)	1.73	3/8/2019	8,760,000	[d]	8,760,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,015,844,130)	101.3%	1,054,071,618
Liabilities, Less Cash and Receivables	(1.3%)	(13,459,806)
Net Assets	100.0%	1,040,611,812

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $64,369,558 or 6.19% of net assets.
d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,054,071,618	-	1,054,071,618
Liabilities ($)
Floating Rate Notes††	-	(23,715,000)	-	(23,715,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2019, accumulated net unrealized appreciation on investments was $38,227,488, consisting of $42,943,197 gross unrealized appreciation and $4,715,709 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax Exempt Bond Fund, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)